Taxes Payable (Tables)	6 Months Ended
Sep. 30, 2025
Taxes Payable [Abstract]
Schedule of Taxes Payable
	As of	As of
	September 30,	March 31,
	2025	2025

Income taxes payable	$242,878	$92,816
Other taxes (recovery) payable	(23,965)	(58,953)
Taxes payable	$218,913	$33,863